Offerings	Oct. 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	734,351,664
Maximum Aggregate Offering Price	$ 282.22
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.03
Offering Note	1(a). Relates to common stock, par value $0.0001 per share ("Boundless Bio Common Stock"), of Boundless Bio, Inc., a Delaware corporation ("Boundless Bio"), issuable to holders of common stock, par value $0.00001 per share ("Serapha Common Stock"), of Serapha Bio, Inc., a Delaware corporation ("Serapha"), and other Serapha security holders in the proposed merger, pursuant to an Agreement and Plan of Merger and Reorganization, dated as of June 22, 2026 (the "Merger Agreement"), providing for the merger of Boulder Merger Sub Corp., a Delaware corporation and a direct, wholly owned subsidiary of Boundless Bio, with and into Serapha, with Serapha surviving the merger as a wholly owned subsidiary of Boundless Bio. The number of shares of Boundless Bio Common Stock to be registered consists of (i) all shares of Boundless Bio Common Stock issued in exchange for shares of Serapha Common Stock (including shares of Serapha Common Stock to be issued by Serapha in the private placement of shares of Serapha Common Stock and pre-funded warrants to purchase shares of Serapha Common Stock ("Serapha Pre-Funded Warrants") pursuant to the Securities Purchase Agreement, dated as of June 22, 2026, by and among Serapha and certain investors named therein (the "Securities Purchase Agreement")), (ii) all shares of Boundless Bio Common Stock issuable upon exercise of (A) warrants to purchase shares of Boundless Bio Common Stock ("Assumed Warrants") issued in exchange for warrants to purchase shares of Serapha Common Stock issued by Serapha ("Serapha Warrants") (including the Serapha Pre-Funded Warrants) and (B) pre-funded warrants to purchase shares of Boundless Bio Common Stock ("Boundless Bio Pre-Funded Warrants") issued in lieu of shares of Boundless Bio Common Stock to holders of Serapha Common Stock, Serapha Pre-Funded Warrants or shares of preferred stock, par value $0.00001 per share, of Serapha ("Serapha Preferred Stock") who are subject to beneficial ownership limitations, (iii) all shares of Boundless Bio Common Stock issued in exchange for shares of Serapha Preferred Stock, (iv) all shares of Boundless Bio Common Stock issuable upon exercise of options to purchase shares of Boundless Bio Common Stock ("Assumed Options") issued in exchange for options to purchase shares of Serapha Common Stock ("Serapha Options"), and (v) all shares of Boundless Bio Common Stock issuable upon the vesting of Boundless Bio restricted stock units ("Assumed RSUs") issued in exchange for Serapha restricted stock units ("Serapha RSUs"), in each case, without taking into account the effect of a reverse stock split of Boundless Bio Common Stock, assuming an estimated pre-split exchange ratio (which is subject to adjustment prior to the closing of the merger) of approximately 8.6737 shares of Boundless Bio Common Stock for each outstanding share of Serapha Common Stock. Such exchange ratio is only an estimate as the actual exchange ratio will be determined in connection with the closing of the merger. In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any securities that may from time to time be offered or issued resulting from forward or reverse stock splits, stock dividends or similar transactions. 1(b). Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. Serapha is a private company, no market exists for its securities, and it has an accumulated capital deficit. Therefore, the proposed maximum aggregate offering price for the shares expected to be issued (or become issuable) in the merger is one-third of the aggregate par value of the Serapha securities expected to be exchanged for the shares of Boundless Bio Common Stock being registered, including any Boundless Bio Common Stock issuable upon exercise of the Assumed Warrants, the Boundless Bio Pre-Funded Warrants and the Assumed Options and upon vesting of the Assumed RSUs.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Common Stock
Amount Registered | shares	415,379,851
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Consists of (A) Assumed Warrants issued in the merger in exchange for Serapha Warrants (including Serapha Pre-Funded Warrants issued pursuant to the Securities Purchase Agreement) and (B) Boundless Bio Pre-Funded Warrants issued in lieu of shares of Boundless Bio Common Stock to holders of Serapha Common Stock, Serapha Pre-Funded Warrants or Serapha Preferred Stock who are subject to beneficial ownership limitations, in each case, without taking into account the effect of a reverse stock split of Boundless Bio Common Stock, assuming an estimated pre-split exchange ratio (which is subject to adjustment prior to the closing of the merger) of approximately 8.6737 shares of Boundless Bio Common Stock for each outstanding share of Serapha Common Stock. The registration fee with respect to the Assumed Warrants and the Boundless Bio Pre-Funded Warrants has been allocated to the underlying shares of Boundless Bio Common Stock issuable upon exercise of such warrants, as described in footnote (1).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Options to purchase Common Stock
Amount Registered | shares	45,480,090
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Consists of Assumed Options issued in exchange for Serapha Options, without taking into account the effect of a reverse stock split of Boundless Bio Common Stock, assuming an estimated pre-split exchange ratio (which is subject to adjustment prior to the closing of the merger) of approximately 8.6737 shares of Boundless Bio Common Stock for each outstanding share of Serapha Common Stock. The registration fee with respect to the Assumed Options has been allocated to the underlying shares of Boundless Bio Common Stock issuable upon exercise of such options, as described in footnote (1).
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Restricted Stock Units
Amount Registered | shares	22,740,053
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Consists of Assumed RSUs issued in exchange for Serapha RSUs, without taking into account the effect of a reverse stock split of Boundless Bio Common Stock, assuming an estimated pre-split exchange ratio (which is subject to adjustment prior to the closing of the merger) of approximately 8.6737 shares of Boundless Bio Common Stock for each outstanding share of Serapha Common Stock. The registration fee with respect to the Assumed RSUs has been allocated to the underlying shares of Boundless Bio Common Stock issuable upon vesting of such restricted stock units, as described in footnote (1).